Employee benefits - Movement in the present value of the defined benefit pension plan obligation and present value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 52.9	$ 70.7
Benefits paid by the plan	(3.4)	(4.4)
Current service cost and interest	4.7	5.3
Foreign currency exchange changes in plan measured in a currency different from the entity's functional currency	(1.0)	(7.0)
Actuarial gains (loss) recognized in other comprehensive income	0.9	(11.7)
Ending balance	54.1	52.9
Present value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	26.8	31.1
Contribution paid by the Group	0.8	2.1
Benefits paid by the plan	(1.7)	(2.0)
Return on plan assets	1.1	0.8
Foreign currency exchange changes in plan measured in a currency different from the entity's functional currency	(0.7)	(2.5)
Actuarial gains (loss) recognized in other comprehensive income	0.8	(2.7)
Ending balance	$ 27.1	$ 26.8